Schedule of segments reporting (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue from external customers	€ 14,415	€ 1,605	€ 4,144
Cost of sales	(10,240)	(1,168)	(20,088)
Gross profit / (loss)	4,175	437	(15,944)
Other income	1,358	881	199
Administration expenses	(11,869)	(16,460)	(15,835)
Share-based payments expense	(1,562)	(2,189)	(1,393)
Impairment expense	(2)
Operating profit / (loss)	(7,898)	(17,330)	(37,063)
Net finance income / (costs)	5,611	230	6,451
Profit on deconsolidation of subsidiary	1,225	1,846
Profit / (loss) before tax	(1,062)	(15,254)	€ (30,857)
Income tax (expense) / credit	110	(25)
Profit / (loss) for the year	(952)	(15,280)
LPG distribution & engineering [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers	14,410	1,605
Cost of sales	(10,179)	(1,168)
Gross profit / (loss)	4,232	437
Other income	284
Administration expenses	(4,636)	(205)
Share-based payments expense
Impairment expense	(2)
Operating profit / (loss)	(122)	232
Net finance income / (costs)	(708)	(42)
Profit on deconsolidation of subsidiary
Profit / (loss) before tax	(829)	190
Income tax (expense) / credit	(146)	(25)
Profit / (loss) for the year	(975)	165
All other segments [member]
IfrsStatementLineItems [Line Items]
Revenue from external customers	5
Cost of sales	(61)
Gross profit / (loss)	(56)
Other income	1,074	881
Administration expenses	(7,233)	(16,255)
Share-based payments expense	(1,562)	(2,189)
Impairment expense
Operating profit / (loss)	(7,776)	(17,563)
Net finance income / (costs)	6,319	272
Profit on deconsolidation of subsidiary	1,225	1,846
Profit / (loss) before tax	(232)	(15,445)
Income tax (expense) / credit	256
Profit / (loss) for the year	€ 24	€ (15,445)